Post Retirement Plans (Details) - Schedule of Changes in Projected Benefit Obligation ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2023 USD ($)
Schedule of Changes in Projected Benefit Obligation [Abstract]
Benefit obligation at beginning of year	₨ 56	$ 0.7	₨ 50
Service cost	14	0.2	14
Interest cost	5	0.1	4
Net actuarial loss (gain)	(17)	(0.2)	8
Benefits paid	(10)	(0.1)	(4)
Benefit obligation at end of year	48	$ 0.6	56
Other non-current liabilities	39		53	$ 0.5
Other current liabilities	9		3	0.1
Net amount recognized	₨ 48		₨ 56	$ 0.6